ANNUAL
                                                                          REPORT
                                                              SEPTEMBER 30, 2000


                                    [LOGO OF CLOVER FUNDS OMITTED]
                                    ------------------------------
                                      PORTFOLIOS OF THE TIP FUNDS

                        --------------------------------------------------------
                                    Clover Small Cap Value Fund
                        --------------------------------------------------------
                                      Clover Equity Value Fund
                        --------------------------------------------------------
                                     Clover Max Cap Value Fund
                        --------------------------------------------------------
                                      Clover Fixed Income Fund
                        --------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------

 2  Investment Review                        24  Financial Highlights
10  Statement of Net Assets                  25  Notes to Financial Statements
21  Statements of Operations                 29  Report of Independent Auditors
22  Statements of Changes in Net Assets      30  Notice to Shareholders


CLOVER FUNDS
--------------------------------------------------------------------------------
     The TIP Funds offer a series of 19 no-load mutual funds to institutional and retail investors. The minimum initial investment in a Clover Fund is $2,500.
     Clover Capital Management, Inc., based in Pittsford, NY, serves as the investment advisor to four of theTIP Funds. The firm, founded in 1984, manages approximately $1.2 billion of assets for individuals, employee benefits plans, endowments and foundations. Clover Capital Management, Inc. advises the Clover Small Cap Value Fund, Clover Equity Value Fund, Clover Max Cap Value Fund and the Clover Fixed Income Fund. Separate investment firms manage the other mutual funds in the TIP Funds family.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
     TIP Funds shareholders receive annual and semiannual reports and monthly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to TIP Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

INVESTMENT REVIEW
CLOVER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
The Clover Small Cap Value Fund seeks attractive returns through investment in a diversified portfolio of stocks. The Fund's focus is on relatively unknown companies whose market capitalizations fall in the small and micro-cap categories. Within this sector we isolate and invest in companies that trade at attractive values relative to a firm's book value, cash flow, debt commitment, peers, and company specific historical valuation. It is our belief that within this sector of small, inexpensive, and relatively obscure stocks, rewarding investment gains can be realized.
     For the fiscal year ended September 30, 2000 the Clover Small Cap Value Fund gained 29.59%, compared with a gain of 23.39% for the benchmark Russell 2000 Index. Fund performance was aided by the appreciation of stocks from a broad variety of sectors. Investment efforts were focused on small, undervalued and relatively obscure companies with reasonable prospects for share price appreciation. Although no industry sectors were specifically targeted for investment, depressed valuations in several sectors led to emphasis in those areas. Sectors that made significant contributions to Fund performance included the technology, energy and financial sectors. Fund performance was also aided by a significant amount of merger and acquisition activity involving Fund holdings.
     Looking ahead, the Fund will continue to consistently apply its core investment methodology. This involves isolation of individual companies with inexpensive share prices relative to their fundamental statistics and future operating potential. We believe that there is no value gained by attempting to forecast broad market movements, interest rates or macroeconomic changes, and therefore intend to keep levels of cash reasonably low at all times. Despite volatile equity markets in the past year, we were able to opportunistically purchase the shares of undervalued companies, and anticipate additional opportunities in the months ahead.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
       CLOVER SMALL CAP VALUE FUND, VERSUS THE RUSSELL 2000 INDEX AND THE
                            RUSSELL 2000 VALUE INDEX

                                [GRAPHIC OMITTED]

     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

  ----------------------------------
   One     Annualized    Annualized
   Year      3 Year     Inception to
  Return     Return        Date(1)
  ----------------------------------
  29.59%      7.52%        16.45%
  ----------------------------------

              Clover
             Small Cap      Russell        Russell 2000
               Value      2000 Index(2)    Value Index(3)
             ---------    -------------    -------------
2/29/96       $10,000       $10,000          $10,000
9/30/96        10,838        10,752           10,785
9/30/97        16,169        14,320           15,385
9/30/98        12,733        11,596           13,417
9/30/99        15,511        13,808           14,199
9/30/00        20,101        17,037           16,381

These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(1)  The Clover Small Cap Value Fund began operations on February 28, 1996.
(2) The Russell 2000 Index is a widely-recognized index of the 2,000 smallest U.S. companies out of the 3,000 largest companies.
(3) The Russell 2000 Value Index is an unmanaged index that measures the performance of those securities in the Russell 2000 Index with lower price to book ratios and lower forecasted growth values.

INVESTMENT REVIEW
CLOVER EQUITY VALUE FUND
--------------------------------------------------------------------------------
The Clover Equity Value Fund utilizes a research-driven, value-oriented approach to equity investing. The Fund invests in equity securities that possess favorable valuation attributes relative to the stock market averages or the valuation characteristics of the company's stock in past years. Valuations are measured by a stock's price relative to the company's per share cash flows, revenues, book value, earnings and its liquidation value on the private market. Earnings and cash flow are normalized in the case of companies where profit margins are temporarily depressed and improvements are anticipated.
     In order for Clover Capital Management, Inc., the Fund's Adviser, to move towards greater uniformity in its reporting of benchmark indices, the Clover Equity Value Fund has changed its benchmark index from the S&P 400 Mid-Cap Index to the Russell Midcap Index. We do not perceive there to be a material difference between these indices, and as such this new index continues to be a meaningful reference for shareholders. In addition, the Russell Midcap Value Index will be used to better reflect the Fund's value investment universe.
     For the fiscal year ended September 30, 2000 the Equity Value Fund posted a total return of 13.67% versus a total return for the Russell Midcap Value Index of 13.00% and a return of 31.62% for the Russell Midcap Index. During the fiscal year, the Fund and other value managers continued to produce positive results relative to growth strategies following the domination of technology growth stocks through the first half of 1999. Value strategies have over time provided solid performance and if history is a guide, this outperformance is likely to go on for an extended period. Many high quality, well-known companies now trade at absolute levels not seen in years and at significant discounts to growth sector valuations in terms of price/earnings, price/book value and price/cash flow. These are great values in any market and while we continue to proceed cautiously, we are taking advantage of current conditions aggressively.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
          CLOVER EQUITY VALUE FUND, VERSUS THE RUSSELL MID-CAP INDEX,
         THE RUSSELL MID-CAP VALUE INDEX AND THE S&P 400 MID-CAP INDEX

                                [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

 ----------------------------------------------
   One   Annualized   Annualized    Annualized
  Year     3 Year       5 Year     Inception to
 Return    Return       Return       Date(1)
 ----------------------------------------------
 13.67%     4.28%        9.75%       12.64%
 ----------------------------------------------

                             Russell      Russell        S&P 400
           Clover Equity     Mid-Cap      Mid-Cap        Mid-Cap
             Value Fund     Index (3)  Value Index (4)  Index (2)
           -------------    ---------  ---------------  --------
12/31/91      $10,000       $10,000       $10,000       $10,000
9/30/92        10,014        10,529        11,083        10,017
9/30/93        11,145        13,127        14,102        12,420
9/30/94        13,471        13,344        14,245        12,615
9/30/95        16,892        16,959        17,771        15,867
9/30/96        18,759        19,679        20,568        18,088
9/30/97        23,717        26,576        28,847        25,159
9/30/98        22,294        24,979        27,777        23,572
9/30/99        23,660        29,837        30,366        29,580
9/30/00        26,895        39,272        34,313        42,361

These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(1)  The Clover Equity Value Fund began operations on December 6, 1991.
(2) The S&P 400 Mid-Cap Index is a widely-recognized, capitalization-weighted index of the 400 domestic mid cap stocks chosen for market size, liquidity, and industry group representation.
(3) The Russell Mid-Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.
(4) The Russell Mid-Cap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

INVESTMENT REVIEW
CLOVER MAX CAP VALUE FUND
--------------------------------------------------------------------------------
The Clover Max Cap Value Fund utilizes a value-driven selection process to construct a portfolio of large, high-quality equities with low valuations based on price/book value and price/cash flow. For the fiscal year ended September 30, 2000 the Fund posted a total return of 19.84%, well ahead of the Fund's benchmark, the S&P 500 Composite Index return of 13.28%, as well as the S&P/BARRA Value Index return of 13.75%.
     The outlook for the economy and corporate profits growth slowed throughout the fiscal year as tight monetary policy, slowing demand and international uncertainty took a toll. The broader market averages moved lower as the lowered earnings expectations were reflected in stock prices.
     For the year, value strategies continued to produce positive results compared to growth strategies, continuing a trend begun last year. If history is a guide, this outperformance is likely to go on for an extended period. Many high-quality, well-known companies now trade at absolute levels not seen in years and at significant discounts to growth stocks. These are great values in any market environment and the Fund has collected and will continue to collect a broadly diversified portfolio of these high-quality, highly liquid companies.

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
           IN THE CLOVER MAX CAP VALUE FUND, VERSUS THE S&P 500/BARRA
                        VALUE INDEX AND THE S&P 500 INDEX

                                [GRAPHIC OMITTED]

     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

  ---------------------
   One      Annualized
   Year    Inception to
  Return      Date(1)
  ---------------------
  19.84%       12.59%
  ---------------------

                Clover           S&P
               Max Cap        500/BARRA         S&P 500
             Value Fund    Value Index (3)     Index (2)
             ----------    ---------------     ---------
10/31/97       $10,000         $10,000         $10,000
9/30/96          9,347          10,362          11,284
9/30/99         11,793          12,587          14,421
9/30/00         14,133          14,318          16,336

These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(1)  The Clover Max Cap Value Fund began operations on October 31, 1997.
(2) The S&P 500 Index is a widely-recognized, market value-weighted index of 500 stocks designed to mimic the overall equity market's industry weightings.
(3) The S&P 500/BARRA Value Index is a capitalization-weighted index of all of the stocks in the S&P 500 that have low price-to-book ratios.

INVESTMENT REVIEW
CLOVER FIXED INCOME FUND
--------------------------------------------------------------------------------
The Clover Fixed Income Fund produced a total rate of return for the fiscal year ended September 30, 2000 of 7.21%, outperforming the 6.94% total rate of return recorded by the Merrill Lynch U.S. Domestic Master Bond Index (DMI), the benchmark performance index for the Fund.
     Interest rates on short-term U.S. Treasury issues rose sharply during the fiscal year. The bond market remained focused on economic growth that was very strong, increasing fears of higher inflation and even tighter monetary policy by the Federal Reserve. In total, the Fed raised short-term interest rates (Fed Funds rate) six times since the middle of 1999. The table below profiles the change in interest rates for selected maturities of various U.S. Treasury debt issues over the twelve-month period ended September 30, 2000.

--------------------------------------------------------------------------------
                      9/30/99          9/30/00
--------------------------------------------------------------------------------
  6-month Bills        4.96%            6.27%
--------------------------------------------------------------------------------
  1-year Bills         5.18%            6.08%
--------------------------------------------------------------------------------
  3-year Notes         5.70%            5.85%
--------------------------------------------------------------------------------
  5-year Notes         5.76%            5.84%
--------------------------------------------------------------------------------
  10-year Notes        5.88%            5.80%
--------------------------------------------------------------------------------
  30-year Bonds        6.05%            5.88%
--------------------------------------------------------------------------------

     The Fund was very well positioned for the market environment that developed over the fiscal year, resulting in the 29 basis point outperformance as compared to the benchmark (net of fees). This outperformance was primarily the result of the Fund maintaining a strong bias to high quality, non-cyclical corporate bonds and United States Treasury issues. During this same period, lower quality cyclical and financial credits underperformed dramatically. The outperformance is noteworthy when you evaluate the three major segments of the DMI benchmark index as noted below:

--------------------------------------------------------------------------------
                                    Total Return
                                  10/1/99 - 9/30/00
--------------------------------------------------------------------------------
  Merrill Lynch U.S. Domestic Master    6.94%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Merrill Lynch Government Master       7.09%
--------------------------------------------------------------------------------
  Merrill Lynch U.S. Corporate Master   5.67%
--------------------------------------------------------------------------------
  Merrill Lynch U.S. Mortgage Master    7.37%
--------------------------------------------------------------------------------

     As with most bond funds, the Clover Capital Fixed Income Fund invests a significant portion of its assets in corporate bonds. As demonstrated in the table above, corporate bonds underperformed the DMI Index by 125 basis points during the fiscal year making it very difficult for many bond funds to outperform an aggregate index such as the DMI.
     Looking forward, the bond market continues to focus on economic data that it hopes will confirm the economy has moved to a lower rate of growth - an event that will keep the Fed from any further tightening. In addition, the market remains concerned over credit quality deterior-ation in the financial sector and the effect that higher energy prices will have on inflation. Over the ensuing months we look to continue to use our current portfolio position of having mostly high quality non-cyclical credits to take advantage of the much wider spreads we are seeing in cyclicals, financials and lower rated credits.
     Since inception on December 6, 1991, the Fund has earned a net (after all fees) annualized return of 7.07%, nearly equal to the 7.09% return of the benchmark index.

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE CLOVER FIXED INCOME FUND, VERSUS THE MERRILL LYNCH U.S.
                           DOMESTIC MASTER BOND INDEX

                                [GRAPHIC OMITTED]

     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

 -------------------------------------------------
  One      Annualized    Annualized    Annualized
  Year       3 Year       5 Year      Inception to
 Return      Return       Return        Date(1)
 -------------------------------------------------
 7.21%        5.44%       6.21%          7.07%
 -------------------------------------------------

                                 Merrill Lynch
            Clover Fixed         U.S. Domestic
            Income Fund       Master Bond Index (2)
            ------------      ---------------------
12/31/91      $10,000              $10,000
9/30/92        10,741               10,731
9/30/93        11,929               11,822
9/30/94        11,607               11,449
9/30/95        13,211               13,064
9/30/96        13,897               13,702
9/30/97        15,235               15,040
9/30/98        16,960               16,785
9/30/99        16,658               16,718
9/30/00        17,859               17,878

These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(1)  The Clover Fixed Income Fund began operations on December 6, 1991.
(2) The Merrill Lynch U.S. Domestic Master Bond Index is a widely recognized indicator of the performance of the investment grade U.S. domestic bond market.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 2000

                                                  Value
CLOVER SMALL CAP VALUE FUND          Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCKS (97.2%)
AEROSPACE & DEFENSE (1.4%)
   Avteam, Cl A*                     17,000      $   20
   BE Aerospace*                     30,000         484
                                                 ------
                                                    504
                                                 ------
AIR TRANSPORTATION (0.6%)
   Mesa Air Group*                   40,000         219
                                                 ------
APPAREL/TEXTILES (2.1%)
   Ashworth*                         60,500         476
   Dan River, Cl A*                   8,200          35
   Nautica Enterprises*              20,000         259
                                                 ------
                                                    770
                                                 ------
AUTO PARTS & EQUIPMENT (3.0%)
   ArvinMeritor                      18,000         264
   Exide                             50,000         453
   Monro Muffler Brake*              16,000         174
   TBC*                              37,000         180
                                                 ------
                                                  1,071
                                                 ------
BANKS (12.9%)
   Associated Banc-Corp              21,500         564
   Astoria Financial                 12,100         467
   BancorpSouth                      26,000         374
   Banknorth Group                   19,500         349
   Business Bancorp*                  3,750          36
   Citizens Banking of Michigan       8,000         184
   Clovis Community Bank
     of California*                   2,750          38
   First Citizens BancShares, Cl A    5,100         365
   First Federal Savings & Loan
     of Alpena                        3,000          25
   First Sentinel Bancorp            33,500         319
   First Washington Bancorp          18,200         286
   Hibernia, Cl A                    44,000         539
   National Bankshares of Virginia      196           3
   People's Bank                     25,500         537
   Queens County Bancorp              7,600         219
   Ridgestone Financial Services*     2,625          13
   Wake Forest Bancshares             2,000          24
   Washington Federal                14,200         323
                                                 ------
                                                  4,665
                                                 ------

                                                  Value
                                     Shares       (000)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS (0.7%)
   Inter Parfums*                    29,250      $  256
                                                 ------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.7%)
   Spectrian*                         6,000          93
   ValueVision International, Cl A*   6,000         151
                                                 ------
                                                    244
                                                 ------
CHEMICALS (1.7%)
   Agrium                            21,500         220
   CPAC                              21,000         168
   TETRA Technologies*               15,000         228
                                                 ------
                                                    616
                                                 ------
COMMERCIAL SERVICES (0.1%)
   Billing Concepts*                 17,000          54
                                                 ------
COMMUNICATIONS EQUIPMENT (1.3%)
   Cobra Electronics*                35,000         208
   Performance Technologies*         14,400         202
   TII Industries*                   21,500          44
                                                 ------
                                                    454
                                                 ------
COMPUTERS & SERVICES (5.1%)
   4Front Technologies*               6,000         109
   Analysts International             9,600          69
   CIBER*                            31,000         256
   Computer Horizons*                36,000         245
   Dot Hill Systems*                 30,000         195
   eLoyalty*                         20,000         255
   ENCAD*                            19,000          43
   Epicor Software*                  35,000         122
   Intelligroup*                      6,500          10
   MicroTouch Systems*                5,500          34
   QAD*                              18,000          46
   SeraNova*                          6,500          34
   SPSS*                              3,000          80
   Syntel*                           30,500         239
   Versant*                          25,000         116
                                                 ------
                                                  1,853
                                                 ------
CONSUMER PRODUCTS (5.0%)
   Central Garden And Pet*           12,000          83
   Helen Of Troy*                    44,000         313
   Vans*                             90,000       1,384
                                                 ------
                                                  1,780
                                                 ------

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 2000

CLOVER SMALL CAP VALUE FUND                       Value
(Continued)                          Shares       (000)
-------------------------------------------------------
CORRECTION FACILITIES (0.0%)
   Wackenhut Corrections*             1,200      $    9
                                                 ------
DRUGS (2.5%)
   Anesta*                            4,100          94
   Herbalife International, Cl B     30,000         257
   Nature's Sunshine Products        30,000         223
   Scios*                            18,000         187
   Twinlab*                          34,000         149
                                                 ------
                                                    910
                                                 ------
ELECTRICAL PRODUCTS & SERVICES (2.2%)
   Calpine*                           4,000         417
   Hubbell, Cl B                     12,500         313
   NSTAR                              1,489          60
                                                 ------
                                                    790
                                                 ------
ELECTRONICS (1.8%)
   Barringer Technologies*           30,000         276
   Checkpoint Systems*               36,700         278
   II-VI*                             6,200         116
                                                 ------
                                                    670
                                                 ------
ENVIRONMENTAL SERVICES (1.0%)
   Calgon Carbon                     54,500         371
                                                 ------
FOOD, BEVERAGE & TOBACCO (3.4%)
   Genesee, Cl B                     14,000         563
   International Multifoods          23,000         400
   M&F Worldwide*                    19,000         110
   Pilgrims Pride, Cl B              25,000         172
                                                 ------
                                                  1,245
                                                 ------
FUNERAL SERVICES (1.0%)
   Rock of Ages*                     32,000         176
   York Group*                       30,000         180
                                                 ------
                                                    356
                                                 ------
GAS/NATURAL GAS (1.5%)
   Cascade Natural Gas                8,000         140
   HS Resources*                      7,500         252
   Madison Gas & Electric             6,000         136
                                                 ------
                                                    528
                                                 ------

                                                  Value
                                     Shares       (000)
-------------------------------------------------------
HOTELS & LODGING (0.4%)
   Suburban Lodges of America*       20,000      $  135
                                                 ------
INSURANCE (4.6%)
   Acceptance Insurance*             33,000         219
   ACE                                6,300         247
   Commerce Group                     7,700         223
   FPIC Insurance Group*             34,500         483
   Healthcare Recoveries*            35,000         153
   Highlands Insurance Group*        25,000         234
   Standard Management*              10,000          34
   Trenwick Group Limited             3,500          66
                                                 ------
                                                  1,659
                                                 ------
IRON & STEEL (1.9%)
   Brush Engineered Materials        16,000         346
   Wolverine Tube*                   23,000         342
                                                 ------
                                                    688
                                                 ------
LEISURE PRODUCTS (2.5%)
   K2*                               63,000         563
   Oakley*                           14,000         246
   Riddell Sports*                   21,500         108
                                                 ------
                                                    917
                                                 ------
MACHINERY (2.3%)
   DT Industries* (A)                25,000         123
   Hardinge                           4,400          53
   MagneTek*                         46,500         494
   Ultratech Stepper*                11,000         177
                                                 ------
                                                    847
                                                 ------
MANUFACTURING (0.6%)
   Thermo Electron*                   7,785         202
                                                 ------
MARINE TRANSPORTATION (0.2%)
   Maritrans                         13,300          73
                                                 ------
MEDICAL PRODUCTS & SERVICES (10.0%)
   ADAC Laboratories*                15,000         312
   AmeriPath*                        35,000         508
   Bio-Rad Laboratories, Cl A*        3,500          79
   Block Drug, Cl A                   4,243         183
   CHRONIMED*                        14,500         107
   Cyberonics*                       13,000         279

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 2000

CLOVER SMALL CAP VALUE FUND                       Value
(Continued)                          Shares       (000)
-------------------------------------------------------
   Eclipse Surgical Technologies*    12,000      $   48
   Hanger Orthopedic Group*          33,000         124
   Henry Schein*                     39,000         778
   Hologic*                          20,000         149
   Laserscope*                       25,000          47
   Matria Healthcare*                35,000         123
   Omnicare                          22,000         355
   Pediatrix Medical Group*          13,000         168
   US Oncology*                      77,200         350
                                                 ------
                                                  3,610
                                                 ------
NUTRITION PRODUCTS (0.1%)
   Nutraceutical International*      20,000          53
                                                 ------
OFFICE SUPPLIES (0.2%)
   Hunt                              10,000          71
                                                 ------
PAPER & PAPER PRODUCTS (1.9%)
   Gaylord Container, Cl A*         160,000         270
   Packaging Corporation
     of America*                     28,000         310
   Rock-Tenn, Cl A                   12,000         119
                                                 ------
                                                    699
                                                 ------
PETROLEUM & FUEL PRODUCTS (10.7%)
   Cabot Oil & Gas, Cl A             32,500         662
   Chesapeake Energy                 25,000         180
   Grey Wolf*                        90,000         518
   Key Energy Services*             100,000         981
   Parker Drilling*                  61,000         427
   Seitel*                           53,000         762
   Tesoro Petroleum*                 23,300         232
   USEC                              28,000         119
                                                 ------
                                                  3,881
                                                 ------
PRINTING & PUBLISHING (0.9%)
   Cadmus Communications             40,900         332
                                                 ------
PROFESSIONAL SERVICES (2.4%)
   ICT Group*                        35,200         376
   Modis Professional Services*      20,000         104
   Personnel Group Of America*       30,000          94
   ProMedCo Management*              45,000          34
   Right Management Consultants*     17,000         196
   Unifirst                           7,000          70
                                                 ------
                                                    874
                                                 ------

                                                  Value
                                     Shares       (000)
-------------------------------------------------------
REAL ESTATE (0.5%)
   Trammell Crow*                    11,500      $  173
                                                 ------
REAL ESTATE INVESTMENT TRUSTS (3.0%)
   EastGroup Properties               6,000         134
   Entertainment Properties Trust    30,000         319
   Home Properties of NY             18,100         541
   National Golf Properties           5,000         103
                                                 ------
                                                  1,097
                                                 ------
RESTAURANTS (0.9%)
   Dave and Buster's*                43,000         341
                                                 ------
RETAIL (3.4%)
   Burlington Coat Factory
     Warehouse                       26,000         372
   Cache*                            23,800          65
   Duckwall-ALCO Stores*             18,000         162
   J.Jill Group*                     20,000         258
   Tandycrafts*                     104,700         242
   West Marine*                      15,000         124
                                                 ------
                                                  1,223
                                                 ------
SEMI-CONDUCTORS/INSTRUMENTS (0.8%)
   Cohu                               6,300          96
   Tegal*                            55,700         188
                                                 ------
                                                    284
                                                 ------
SPECIALTY MACHINERY (0.6%)
   Lennox International              22,110         207
                                                 ------
TRUCKING (0.4%)
   Celadon Group*                    11,500         102
   OLD Dominion Freight Line*         5,000          51
                                                 ------
                                                    153
                                                 ------
VETERINARY SERVICES (0.3%)
   Heska*                            40,000         118
                                                 ------
WHOLESALE (0.6%)
   Brightpoint*                      34,500         174
   PrimeSource                       12,000          60
                                                 ------
                                                    234
                                                 ------
TOTAL COMMON STOCKS
   (Cost $33,062)                                35,236
                                                 ------

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 2000

                                      Face
CLOVER SMALL CAP VALUE FUND          Amount       Value
(Concluded)                          (000)        (000)
-------------------------------------------------------
REPURCHASE AGREEMENT (1.5%)
   Morgan Stanley Dean Witter,
     6.30%, dated 09/29/00
     matures 10/02/00, repurchase
     price $549, 804 (collateralized
     by U.S. Treasury Note, par
     value $548,700, 9.875%,
     matures 11/15/15: market
     value $563,476)                   $550     $   550
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $550)                                      550
                                                -------
TOTAL INVESTMENTS (98.7%)
   (Cost $33,612)                                35,786
                                                -------
OTHER ASSETS AND LIABILITIES, NET (1.3%)            468
                                                -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization-- no par value)
     based on 2,216,625 outstanding
     shares of beneficial interest               31,497
   Accumulated net realized gain
     on investments                               2,583
   Net unrealized appreciation
     on investments                               2,174
                                                -------
TOTAL NET ASSETS (100.0%)                       $36,254
                                                =======
   Net Asset Value, Offering and
     Redemption Price Per Share                  $16.36
                                                =======

*NON-INCOME PRODUCING SECURITY
CL -- CLASS
(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. (SEE NOTE 2 IN FOOTNOTES TO FINANCIAL STATEMENTS)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 2000

                                                  Value
CLOVER EQUITY VALUE FUND             Shares       (000)
-------------------------------------------------------
COMMON STOCKS (87.6%)
AEROSPACE & DEFENSE (2.0%)
   Litton Industries*                20,000     $   894
                                                -------
BANKS (6.5%)
   Banknorth Group                   40,000         715
   Union Planters                    10,000         331
   Washington Mutual                 19,000         756
   Wells Fargo                       25,000       1,148
                                                -------
                                                  2,950
                                                -------
CHEMICALS (2.8%)
   Cytec Industries*                 20,000         669
   Omnova Solutions                 110,000         612
                                                -------
                                                  1,281
                                                -------
COMMUNICATIONS (5.0%)
   ALLTEL                             6,000         313
   Broadwing*                        10,000         256
   Citizens Communications*          90,000       1,209
   Global Crossing*                  10,000         310
   RCN*                              10,000         207
                                                -------
                                                  2,295
                                                -------
COMPUTERS & SERVICES (23.4%)
   Bell & Howell*                    25,000         547
   Ceridian*                         50,000       1,403
   Convergys*                        48,000       1,866
   Equifax                           35,000         943
   First Data                        10,000         391
   MAPICS*                           76,500         516
   National Data                     19,000         623
   Network Associates*               60,000       1,357
   NOVA/Georgia*                     70,000       1,199
   Reynolds & Reynolds, Cl A         57,000       1,133
   Sungard Data Systems*             15,000         642
                                                -------
                                                 10,620
                                                -------

                                                  Value
                                     Shares       (000)
-------------------------------------------------------
CONSUMER PRODUCTS (7.3%)
   Dial                              90,000     $ 1,046
   Energizer Holdings*               36,000         882
   Harman International              20,000         782
   Sherwin-Williams                  30,000         641
                                                -------
                                                  3,351
                                                -------
FOOD, BEVERAGE & TOBACCO (0.6%)
   Universal Corp-Va                 10,000         294
                                                -------
GAS/NATURAL GAS (6.7%)
   Dynegy, Cl A                      54,000       3,078
                                                -------
INSURANCE (3.7%)
   PMI Group                         25,000       1,694
                                                -------
MANUFACTURING (3.1%)
   Thermo Electron*                  55,000       1,430
                                                -------
MEDICAL PRODUCTS & SERVICES (8.1%)
   Becton Dickinson                  20,000         529
   HEALTHSOUTH*                     125,000       1,016
   IMS Health                        36,000         747
   Omnicare                          60,000         968
   US Oncology*                     100,000         453
                                                -------
                                                  3,713
                                                -------
PETROLEUM & FUEL PRODUCTS (6.5%)
   Devon Energy                      22,000       1,323
   Pioneer Natural Resources*        65,000         922
   Transocean Sedco Forex            12,000         703
                                                -------
                                                  2,948
                                                -------
PETROLEUM REFINING (2.8%)
   Sunoco                            28,000         754
   Ultramar Diamond Shamrock         20,000         508
                                                -------
                                                  1,262
                                                -------
REAL ESTATE INVESTMENT TRUSTS (1.0%)
   Meditrust*                       150,000         441
                                                -------

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 2000

                                    Shares/
CLOVER EQUITY VALUEFUND           Face Amount     Value
(Concluded)                          (000)        (000)
-------------------------------------------------------
RETAIL (3.6%)
   Neiman-Marcus Group, Cl A*        35,000     $ 1,135
   Shop At Home*                    200,000         488
                                                -------
                                                  1,623
                                                -------
RETAIL - FOOD (2.7%)
   Kroger*                           55,000       1,241
                                                -------
SPECIALTY MACHINERY (0.5%)
   York International                10,000         249
                                                -------
TRUCKING (1.3%)
   Yellow*                           40,000         605
                                                -------
TOTAL COMMON STOCKS
   (Cost $31,386)                                39,969
                                                -------
CONVERTIBLE BOND (1.2%)
   Meditrust
     7.500%, 03/01/01                $  600         569
                                                -------
TOTAL CONVERTIBLE BOND
   (Cost $599)                                      569
                                                -------
REPURCHASE AGREEMENT (9.2%)
   Morgan Stanley Dean Witter,
     6.30%, dated 09/29/00,
     matures 10/02/00, repurchase
     price $4,192,850 (collateralized
     by U.S. Treasury Note, par
     value $4,184,435, 9.875%,
     matures 11/15/15: market
     value $4,297,117)                4,192       4,192
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $4,192)                                  4,192
                                                -------
TOTAL INVESTMENTS (98.0%)
   (Cost $36,177)                                44,730
                                                -------
OTHER ASSETS AND LIABILITIES, NET (2.0%)            927
                                                -------

                                                  Value
                                                  (000)
-------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization-- no par value)
     based on 3,208,169 outstanding
     shares of beneficial interest              $37,796
   Distributions in excess of net
     investment income                              (71)
   Accumulated net realized loss
     on investments                                (621)
   Net unrealized appreciation
     on investments                               8,553
                                                -------
TOTAL NET ASSETS (100.0%)                       $45,657
                                                =======
   Net Asset Value, Offering and
     Redemption Price Per Share                  $14.23
                                                =======

*NON-INCOME PRODUCING SECURITY
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 2000

                                                  Value
CLOVER MAX CAP VALUE FUND            Shares       (000)
-------------------------------------------------------
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (4.0%)
   Boeing                               725       $ 46
   Northrop Grumman                     900         82
   United Technologies                1,125         78
                                                  ----
                                                   206
                                                  ----
APPAREL/TEXTILES (0.8%)
   Liz Claiborne                      1,100         42
                                                  ----
AUTOMOTIVE (0.5%)
   Ford Motor                         1,000         25
                                                  ----
BANKS (9.9%)
   Bank of America                    1,225         64
   Bank of New York                     550         31
   Bank One                           2,075         80
   Chase Manhattan                      900         42
   FleetBoston Financial                650         25
   Washington Mutual                  4,050        161
   Wells Fargo                        2,350        108
                                                  ----
                                                   511
                                                  ----
BASIC MATERIALS (0.9%)
   Amex Basic Industries Selector
     Sector, SPDR                     2,500         45
                                                  ----
CHEMICALS (0.4%)
   IMC Global                         1,300         19
                                                  ----
COMMUNICATIONS (2.1%)
   US Cellular*                       1,050         73
   WorldCom*                          1,200         36
                                                  ----
                                                   109
                                                  ----
COMMUNICATIONS EQUIPMENT (0.7%)
   Motorola                           1,350         38
                                                  ----
COMPUTERS & SERVICES (5.6%)
   Adobe Systems                        200         31
   BroadVision*                         700         18
   Compaq Computer                    2,500         69
   First Data                           400         16
   Hewlett-Packard                      800         78
   International Business Machines      200         22
   Network Associates*                1,150         26
   Seagate Technology*                  425         29
                                                  ----
                                                   289
                                                  ----

                                                  Value
                                     Shares       (000)
-------------------------------------------------------
CONSUMER PRODUCTS (4.8%)
   Kimberly-Clark                       800       $ 45
   Procter & Gamble                   1,450         97
   Unilever                           2,150        104
                                                  ----
                                                   246
                                                  ----
DRUGS (0.9%)
   Pharmacia                            775         47
                                                  ----
ELECTRICAL SERVICES (1.3%)
   Allegheny Energy                   1,800         69
                                                  ----
ELECTRICAL UTILITIES (0.6%)
   FPL Group                            450         30
                                                  ----
ENTERTAINMENT (3.7%)
   Mattel                             9,500        106
   Walt Disney                        2,200         84
                                                  ----
                                                   190
                                                  ----
FINANCIAL SERVICES (10.6%)
   American Express                   1,625         99
   Citigroup                          5,100        276
   Merrill Lynch                      1,300         86
   Morgan Stanley Dean Witter           950         87
                                                  ----
                                                   548
                                                  ----
FOOD, BEVERAGE & TOBACCO (0.9%)
   Philip Morris Companies            1,625         48
                                                  ----
GAS/NATURAL GAS (4.3%)
   Dynegy, Cl A                       2,000        114
   EL Paso Energy                     1,350         83
   Northwest Natural Gas              1,100         25
                                                  ----
                                                   222
                                                  ----
INSURANCE (10.0%)
   Allstate                           1,550         54
   American International Group       3,037        291
   SAFECO                             6,300        172
                                                  ----
                                                   517
                                                  ----
MACHINERY (0.9%)
   Dover                                975         46
                                                  ----

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 2000

CLOVER MAX CAP VALUE FUND                         Value
(Concluded)                          Shares       (000)
-------------------------------------------------------
MANUFACTURING (1.0%)
   Tyco International                 1,000       $  52
                                                  -----
MEDICAL PRODUCTS & SERVICES (6.0%)
   Baxter International                 625          50
   Becton Dickinson                   1,350          36
   Humana*                            6,775          73
   Oxford Health Plans*               2,300          71
   Tenet Healthcare*                  1,125          41
   United Health Group                  400          39
                                                  -----
                                                    310
                                                  -----
NETWORKING PRODUCTS (0.4%)
   Adaptec*                           1,050          21
                                                  -----
PAPER & PAPER PRODUCTS (1.4%)
   International Paper                2,425          70
                                                  -----
PETROLEUM & FUEL PRODUCTS (4.8%)
   Devon Energy                       2,250         135
   Phillips Petroleum                   900          56
   Schlumberger                         700          58
                                                  -----
                                                    249
                                                  -----
PETROLEUM REFINING (12.0%)
   BP Amoco, Sponsored ADR            1,400          74
   Diamond Offshore Drilling          1,375          56
   Exxon Mobil                        4,000         356
   Royal Dutch Petroleum              1,500          90
   Total Fina Elf, Sponsored ADR        625          46
                                                  -----
                                                    622
                                                  -----
RESTAURANTS (1.0%)
   Wendy's International              2,700          54
                                                  -----
RETAIL (0.8%)
   CVS                                  850          39
                                                  -----
RETAIL - FOOD (2.1%)
   Kroger*                            4,700         106
                                                  -----
SEMI-CONDUCTORS/INSTRUMENTS (1.3%)
   Analog Devices*                      400          33
   Applied Materials*                   325          19
   Intel                                400          17
                                                  -----
                                                     69
                                                  -----

                                                  Value
                                     Shares       (000)
-------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (1.2%)
   Nippon Telegraph & Telephone,
     Sponsored ADR                      750      $   37
   Qualcomm*                            375          27
                                                 ------
                                                     64
                                                 ------
TELEPHONES & TELECOMMUNICATIONS (4.4%)
   AT&T                               1,550          45
   BellSouth                          1,175          47
   SBC Communications                 1,625          81
   Verizon Communications*            1,094          53
                                                 ------
                                                    226
                                                 ------
TOTAL COMMON STOCKS
   (Cost $4,777)                                  5,129
                                                 ------
TOTAL INVESTMENTS (99.3%)
   (Cost $4,777)                                  5,129
                                                 ------
OTHER ASSETS AND LIABILITIES, NET (0.7%)             34
                                                 ------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization-- no par value)
     based on 415,053 outstanding
     shares of beneficial interest                4,556
   Distributions in excess of net
     investment income                               (1)
   Accumulated net realized gain
     on investments                                 256
   Net unrealized appreciation
     on investments                                 352
                                                 ------
TOTAL NET ASSETS (100.0%)                        $5,163
                                                 ======
   Net Asset Value, Offering and
     Redemption Price Per Share                  $12.44
                                                 ======

*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 2000

                                      Face
                                      Amount      Value
CLOVER FIXED INCOME FUND              (000)       (000)
-------------------------------------------------------
CORPORATE OBLIGATIONS (49.5%)
BUILDING & CONSTRUCTION PRODUCTS (0.6%)
   Masco
     6.125%, 09/15/03                $  200     $  192
                                                ------
COMPUTERS & SERVICES (2.1%)
   First Data, MTN
     5.800%, 12/15/08                   750        675
                                                ------
ELECTRICAL PRODUCTS & SERVICES (5.6%)
   Emerson Electric
     7.125%, 08/15/10                 1,250      1,253
   Pacific Gas & Electric, Ser 92-A
     7.875%, 03/01/02                   500        504
                                                ------
                                                 1,757
                                                ------
FINANCIAL SERVICES (1.5%)
   Pitney Bowes Credit
     5.650%, 01/15/03                   500        488
                                                ------
FOOD, BEVERAGE & TOBACCO (6.3%)
   Anheuser-Busch
     6.750%, 08/01/03                   750        755
   Canandaigua Brands
     8.750%, 12/15/03                 1,250      1,242
                                                ------
                                                 1,997
                                                ------
GAS/NATURAL GAS (10.7%)
   Amoco Canada
     6.750%, 02/15/05                 1,500      1,494
   Chevron
     8.110%, 12/01/04                   360        370
   Columbia Gas Systems, Ser B
     6.610%, 11/28/02                 1,000        985
   Texaco Capital, MTN
     7.420%, 07/15/02                   500        504
                                                ------
                                                 3,353
                                                ------
MEDICAL PRODUCTS & SERVICES (8.2%)
   Abbott Laboratories
     5.600%, 10/01/03                   700        683
   Eli Lilly
     8.125%, 12/01/01                   250        253
     6.250%, 03/15/03                 1,150      1,140
   Zeneca Wilmington
     6.300%, 06/15/03                   500        500
                                                ------
                                                 2,576
                                                ------

                                      Face
                                      Amount      Value
                                      (000)       (000)
-------------------------------------------------------
PRINTING & PUBLISHING (0.6%)
   Knight Ridder
     8.500%, 09/01/01                $  189     $  190
                                                ------
RETAIL (4.7%)
   Wal-Mart Stores
     8.625%, 04/01/01                   400        404
     6.875%, 08/10/09                 1,100      1,086
                                                ------
                                                 1,490
                                                ------
UTILITIES (9.2%)
   Detroit Edison
     6.560%, 05/01/01                   500        499
   Northern Illinois Gas
     6.750%, 06/01/02                 1,000      1,001
   Northern States Power
     7.875%, 10/01/01                   650        655
     5.875%, 03/01/03                   750        729
                                                ------
                                                 2,884
                                                ------
TOTAL CORPORATE OBLIGATIONS
   (Cost $15,700)                               15,602
                                                ------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS (18.9%)
   FHLMC
     Pool # 277449
     8.500%, 09/01/09                     6          6
   FHLMC, CMO/REMIC
     Ser 1546, Cl H
     7.000%, 12/15/22                   390        377
     Ser 1561, Cl H
     6.500%, 05/15/08                   750        743
   FNMA
     Pool # 369214
     5.000%, 04/01/09                   291        271
   FNMA, REMIC
    Ser 1992-193, Cl HC
     7.000%, 01/25/07                 1,000      1,000
     Ser 1993-118, Cl G
     6.500%, 11/25/06                   759        754
     Ser 1993-95, Cl PE
     6.500%, 10/25/07                   617        613
     Ser 1994-17, Cl H
     6.000%, 02/25/09                   750        731
     Ser G93-21, Cl VE
     6.600%, 11/25/07                   184        178

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
September 30, 2000

                                      Face
CLOVER FIXED INCOME FUND              Amount      Value
(Concluded)                           (000)       (000)
-------------------------------------------------------
   GNMA
     Pool # 13125
     8.000%, 10/15/06                 $  23      $  24
     Pool # 187899
     8.000%, 05/15/17                   109        111
     Pool # 196477
     10.000%, 04/15/10                   57         59
     Pool # 202886
     8.000%, 03/15/17                   125        127
     Pool # 221235
     8.500%, 07/15/17                    66         68
     Pool # 331786
     8.000%, 08/15/22                   136        139
     Pool # 376400
     6.500%, 02/15/24                   783        755
                                               -------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
   (Cost $6,037)                                 5,956
                                               -------
U.S. TREASURY OBLIGATIONS (27.2%)
   U.S. Treasury Bonds
     8.125%, 05/15/21                   750        924
     7.500%, 11/15/16                 1,000      1,139
     7.250%, 05/15/16                 2,000      2,226
     7.250%, 08/15/22                 1,500      1,705
     6.375%, 08/15/27                 1,750      1,822
   U.S. Treasury Notes
     5.625%, 02/15/06                   750        741
                                               -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $8,839)                                 8,557
                                               -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.6%)
   FNMA, MTN
     6.920%, 03/19/07                   555        560
   Private Export Funding
     6.620%, 10/01/05                   250        250
                                               -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $854)                                     810
                                               -------

                                      Face
                                      Amount      Value
                                      (000)       (000)
-------------------------------------------------------
REPURCHASE AGREEMENT (0.4%)
   Morgan Stanley Dean Witter,
     6.30%, dated 09/29/00,
     matures 10/02/00, repurchase
     price $111,764 (collateralized
     by U.S. Treasury Note, par
     value $111,540, 9.875%,
     matures 11/15/15: market
     value $114,543)                 $  112    $   112
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $112)                                     112
                                               -------
TOTAL INVESTMENTS (98.6%)
   (Cost $31,542)                               31,037
                                               -------
OTHER ASSETS AND LIABILITIES, NET (1.4%)           449
                                               -------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization-- no par value)
     based on 3,274,561 outstanding
     shares of beneficial interest              32,142
   Undistributed net investment income               1
   Accumulated net realized loss
     on investments                               (152)
   Net unrealized depreciation
     on investments                               (505)
                                               -------
TOTAL NET ASSETS (100.0%)                      $31,486
                                               =======
   Net Asset Value, Offering and
     Redemption Price Per Share                  $9.62
                                               =======

CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       This page intentionally left blank

STATEMENTS OF OPERATIONS (000)                                      CLOVER FUNDS
September 30, 2000

                                                               CLOVER        CLOVER       CLOVER        CLOVER
                                                              SMALL CAP      EQUITY       MAX CAP        FIXED
                                                               VALUE         VALUE        VALUE         INCOME
                                                                FUND          FUND         FUND          FUND
--------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ..............................................   $  256         $  602        $ 62         $   --
   Interest ...............................................       78            122           7          2,116
--------------------------------------------------------------------------------------------------------------
     Total Investment Income ..............................      334            724          69          2,116
--------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ...............................      221            373          30            147
   Investment Advisory Fee Waiver .........................      (17)            (5)        (30)           (90)
   Administration Fees ....................................       65             65          65             65
   Custodian Fees .........................................        6              5           4              5
   Transfer Agent Fees ....................................       39             66          29             64
   Professional Fees ......................................       19             24          21             25
   Trustee Fees ...........................................        2             --           1              1
   Registration Fees ......................................       14             11           8             11
   Pricing Fees ...........................................        1              1          --              3
   Printing Expense .......................................       11             12          --             11
   Amortization of Deferred Organizational Costs ..........        3              3           4              3
--------------------------------------------------------------------------------------------------------------
     Total Expenses .......................................      364            555         132            245

   Less: Reimbursements by Adviser ........................       --             --         (93)            --
--------------------------------------------------------------------------------------------------------------
     Total Net Expenses ...................................      364            555          39            245
--------------------------------------------------------------------------------------------------------------
         Net Investment Income (Loss) .....................      (30)           169          30          1,871
--------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) From Securities Sold ..........    2,634            (92)        264              4
   Net Unrealized Appreciation of Investment Securities ...    2,106          6,536         403            375
--------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
         on Investments ...................................    4,740          6,444         667            379
--------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      From Operations .....................................   $4,710         $6,613        $697         $2,250
==============================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)                           CLOVER FUNDS
For the Years Ended September 30,

                                                             CLOVER SMALL CAP                CLOVER EQUITY
                                                                VALUE FUND                     VALUE FUND
                                                            -------------------           -------------------
                                                            2000           1999           2000           1999
------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income Gain (Loss) ...............      $    (30)      $    (17)      $    169       $    928
   Net Realized Gain (Loss) on Securities Sold .....         2,634          1,818            (92)        14,773
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities .........................         2,106          1,161          6,536        (10,436)
------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations .............................         4,710          2,962          6,613          5,265
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...........................            --             --           (238)          (927)
   Realized Capital Gain ...........................        (1,422)          (327)       (11,807)        (3,802)
------------------------------------------------------------------------------------------------------------------
     Total Distributions ...........................        (1,422)          (327)       (12,045)        (4,729)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .....................        30,919          3,059         21,894         21,142
   Proceeds from Shares Issued in Lieu of
     Cash Distributions ............................         1,408            323         11,460          4,641
   Cost of Shares Redeemed .........................       (15,855)        (5,185)       (41,867)       (57,523)
------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
       Capital Share Transactions ..................        16,472         (1,803)        (8,513)       (31,740)
------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets .......        19,760            832        (13,945)       (31,204)
------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ...........................        16,494         15,662         59,602         90,806
------------------------------------------------------------------------------------------------------------------
     End of Period(1) ..............................      $ 36,254       $ 16,494       $ 45,657       $ 59,602
==================================================================================================================
Shares Issued and Redeemed:
   Issued ..........................................         1,904            240          1,510          1,323
   Issued in Lieu of Cash Distributions ............            97             27            878            295
   Redeemed ........................................          (987)          (427)        (2,923)        (3,603)
------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions .         1,014           (160)          (535)        (1,985)
==================================================================================================================


                                                                CLOVER MAX CAP                CLOVER FIXED
                                                                  VALUE FUND                  INCOME FUND
                                                             -------------------          --------------------
                                                             2000           1999          2000            1999
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income Gain (Loss) ...............       $     30       $     30       $  1,871       $  1,807
   Net Realized Gain (Loss) on Securities Sold .....            264            278              4           (138)
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities .........................            403            158            375         (2,256)
----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations .............................            697            466          2,250           (587)
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...........................            (31)           (30)        (1,870)        (1,807)
   Realized Capital Gain ...........................           (274)           (12)            --           (653)
----------------------------------------------------------------------------------------------------------------
     Total Distributions ...........................           (305)           (42)        (1,870)        (2,460)
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .....................          2,542          1,117          8,168         11,824
   Proceeds from Shares Issued in Lieu of
     Cash Distributions ............................            301             51          1,771          2,316
   Cost of Shares Redeemed .........................           (797)          (643)       (11,562)       (11,739)
----------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
       Capital Share Transactions ..................          2,046            525         (1,623)         2,401
----------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets .......          2,438            949         (1,243)          (646)
----------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ...........................          2,725          1,776         32,729         33,375
----------------------------------------------------------------------------------------------------------------
     End of Period(1) ..............................       $  5,163       $  2,725       $ 31,486       $ 32,729
================================================================================================================
Shares Issued and Redeemed:
   Issued ..........................................            218             97            867          1,204
   Issued in Lieu of Cash Distributions ............             27              5            187            235
   Redeemed ........................................            (68)           (57)        (1,223)        (1,202)
----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions .            177             45           (169)           237
================================================================================================================

(1) Includes undistributed net investment income (loss) and/or distributions in excess of net investment income (000) of $0 and $0 for the Clover Small Cap Value Fund, $(71) and $80 for the Clover Equity Value Fund, $(1) and $0 for the Max Cap Value Fund, and $1 and $7 for the Clover Fixed Income Fund, as of September 30, 2000, and September 30, 1999, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

                                     22-23

FINANCIAL HIGHLIGHTS                                                CLOVER FUNDS

For a Share Outstanding Throughout each Period



         Net               Realized and                     Net              Net
        Asset        Net    Unrealized     Distributions   Asset           Assets
        Value    Investment  Gains or   ------------------ Value           End of
      Beginning    Income   (Losses) on Investment Capital End of  Total  Period
      of Period    (Loss)   Investments   Income    Gains  Period  Return+ (000)
---------------------------------------------------------------------------------
---------------------------
CLOVER SMALL CAP VALUE FUND
---------------------------
2000(4)  $13.71   $(0.02)   $3.91   $   --   $(1.24)  $16.36   29.59%   $ 36,254
1999      11.49    (0.01)    2.48       --    (0.25)   13.71   21.82      16,494
1998      15.94    (0.06)   (3.22)      --    (1.17)   11.49  (21.25)     15,662
1997(1)   10.87    (0.04)    5.24       --    (0.13)   15.94   48.23      15,279
1996(2)   10.00     0.02     0.88    (0.03)      --    10.87    8.97       4,495
------------------------
CLOVER EQUITY VALUE FUND
------------------------
2000     $15.92   $ 0.05    $1.79   $(0.07)  $(3.46)  $14.23   13.67%   $ 45,657
1999      15.85     0.21     0.74    (0.21)   (0.67)   15.92    6.13      59,602
1998      18.99     0.15    (1.12)   (0.15)   (2.02)   15.85   (6.00)     90,806
1997(1)   16.20     0.18     3.54    (0.18)   (0.75)   18.99   23.86     117,859
1996      15.29     0.19     2.15    (0.22)   (1.21)   16.20   16.47      85,050
1995      13.74     0.24     2.46    (0.22)   (0.93)   15.29   21.25      51,647
-------------------------
CLOVER MAX CAP VALUE FUND
-------------------------
2000     $11.43   $ 0.08    $2.06   $(0.09)  $(1.04)  $12.44   19.84%   $  5,163
1999       9.21     0.13     2.27    (0.13)   (0.05)   11.43   26.17       2,725
1998(3)   10.00     0.15    (0.79)   (0.15)      --     9.21   (6.52)      1,776
------------------------
CLOVER FIXED INCOME FUND
------------------------
2000     $ 9.50   $ 0.54    $0.12   $(0.54)  $   --   $ 9.62    7.21%   $ 31,486
1999      10.41     0.53    (0.71)   (0.53)   (0.20)    9.50   (1.78)     32,729
1998       9.92     0.57     0.51    (0.57)   (0.02)   10.41   11.32      33,375
1997(1)    9.85     0.54     0.16    (0.54)   (0.09)    9.92    7.43      23,677
1996       9.89     0.59     0.01    (0.59)   (0.05)    9.85    6.26      19,731
1995       9.14     0.58     0.77    (0.58)   (0.02)    9.89   15.27      14,685


                                            Ratio of Net
                               Ratio of      Investment
                 Ratio of Net  Expenses     Income (Loss)
                  Investment  to Average     to Average
        Ratio of    Income    Net Assets      Net Assets
        Expenses  or (Loss)   (Excluding     (Excluding    Portfolio
       to Average to Average  Waivers and    Waivers and    Turnover
       Net Assets Net Assets Reimbursements) Reimbursements)  Rate
--------------------------------------------------------------------
---------------------------
CLOVER SMALL CAP VALUE FUND
---------------------------
2000(4)     1.40%   (0.11)%      1.47%        (0.18)%      85.80%
1999        1.40    (0.10)       1.72         (0.42)       79.93
1998        1.40    (0.50)       1.84         (0.94)       70.02
1997(1)     1.40    (0.64)       2.43         (1.67)       59.03
1996(2)     1.40    (0.03)       5.29         (3.92)       14.17
------------------------
CLOVER EQUITY VALUE FUND
------------------------
2000        1.10%    0.34%       1.11%         0.33%       90.15%
1999        0.95     1.21        0.95          1.21        98.85
1998        1.10     0.82        1.12          0.80        42.10
1997(1)     1.10     1.18        1.15          1.13        51.64
1996        1.10     1.32        1.21          1.21        51.36
1995        1.10     1.82        1.20          1.72        84.76
-------------------------
CLOVER MAX CAP VALUE FUND
-------------------------
2000        0.95%    0.75%       3.98%        (2.28)%     153.58%
1999        0.95     1.20        4.13         (1.98)        92.2
1998(3)     0.95     1.82       11.40         (8.63)       62.71
------------------------
CLOVER FIXED INCOME FUND
------------------------
2000        0.75%    5.72%       1.02%         5.45%       42.40%
1999        0.75     5.40        0.97          5.18        28.47
1998        0.75     5.67        0.99          5.43        27.07
1997(1)     0.75     6.03        1.02          5.76        11.83
1996        0.80     6.00        1.11          5.69        24.52
1995        0.80     6.13        1.40          5.53        35.84

 + Returns are for the period indicated and have not been annualized.
(1) On June 25, 1997 the Board of Trustees of the TIP Funds approved a change in the Clover Funds' fiscal year end from October 31 to September 30, effective September 30, 1997. All ratios are for the period indicated and have been annualized.
(2) The Clover Small Cap Value Fund commenced operations on February 28, 1996. All ratios are for the period indicated and have been annualized.
(3) The Clover Max Cap Value Fund commenced operations on October 31, 1997. All ratios are for the period indicated and have been annualized.
(4)  Per share amounts calculated using the average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                       CLOVER FUNDS
September 30, 2000

1. ORGANIZATION:

TIP FUNDS (the "Trust") is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 19 portfolios. The financial statements included herein are those of the Clover Small Cap Value Fund, the Clover Equity Value Fund, the Clover Max Cap Value Fund and the Clover Fixed Income Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Subject to the foregoing, other securities for which quotations are not readily available or securities whose market quotations do not reflect market value, are valued at fair value as determined in good faith by the Board of Trustees. At September 30, 2000, the Small Cap Value Fund held DT Industries Inc., valued under this valuation method.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of the default of the counterparty. If the counterparty defaults and the value of the collateral

NOTES TO FINANCIAL STATEMENTS (Continued)                           CLOVER FUNDS
September 30, 2000


     declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid quarterly to Shareholders for the Clover Small Cap Value Fund, the Clover Equity Value Fund, and the Clover Max Cap Value Fund and declared daily and paid monthly for the Clover Fixed Income Fund. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These classifications have no effect on net assets or net asset value. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:

                   UNDISTRIBUTED  ACCUMULATED
                     PAID IN     NET INVESTMENT   REALIZED
                      CAPITAL        INCOME      GAIN (LOSS)
     FUND              (000)         (000)          (000)
     ------        ------------  --------------  -----------
     Small Cap Value   (30)           30             --
     Equity Value      (31)          (82)           113
     Fixed Income       --            (8)            8

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Organization costs have been capitalized by the Funds and are being amortized over sixty months. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTES TO FINANCIAL STATEMENTS (Concluded)                           CLOVER FUNDS
September 30, 2000


4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of .09% of the average daily net assets of the Trust up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and .04% of such assets in excess of $2 billion. There is a minimum annual fee of $65,000 per Fund payable to the Administrator for services rendered to the Funds under The Administration Agreement. The Administrator may, at its sole discretion waive all or a portion of its fees.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor (CCM Securities, Inc.) are parties to a Distribution Agreement dated June 25, 1997. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Clover Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .85% of the average daily net assets of the Clover Small Cap Value Fund, .74% of the average daily net assets of the Clover Equity Value Fund and the Clover Max Cap Value Fund, and .45% of the average daily net assets of the Clover Fixed Income Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the expenses of the Funds) in order to limit operating expenses to not more than 1.20% of the average daily net assets for net assets below $20 million and to not more than 1.10% for net assets of $20 million or more for the Clover Equity Value Fund. Operating expenses for the Clover Fixed Income Fund are limited to not more than .80% of the average daily net assets for net assets below $20 million and to not more than .75% for net assets of $20 million or more. Operating expenses for the Clover Small Cap Value Fund and the Clover Max Cap Value Fund are limited to 1.40% and .95%, respectively, of the Portfolio's average daily net assets. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended September 30, 2000, are as follows:

                  CLOVER   CLOVER    CLOVER    CLOVER
                SMALL CAP  EQUITY    MAX CAP    FIXED
                  VALUE     VALUE     VALUE    INCOME
                   FUND     FUND      FUND      FUND
                   (000)    (000)     (000)     (000)
                ---------  ------    -------   ------
Purchases
  Government    $    --   $    --    $   --   $7,277
  Other          35,979    43,946     7,792    5,634
Sales
  Government    $    --   $    --    $   --   $9,097
  Other          21,027    66,356     6,057    3,605

The total cost of securities for federal income tax purposes at September 30, 2000 is as follows:

                  CLOVER   CLOVER    CLOVER    CLOVER
                SMALL CAP  EQUITY    MAX CAP    FIXED
                  VALUE     VALUE     VALUE    INCOME
                   FUND     FUND      FUND      FUND
                   (000)    (000)     (000)     (000)
                ---------  ------    -------   ------
  Tax cost      $33,638   $36,455    $4,779  $31,542

NOTES TO FINANCIAL STATEMENTS (Concluded)                           CLOVER FUNDS
September 30, 2000


The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2000, is as follows:

                    CLOVER    CLOVER  CLOVER   CLOVER
                  SMALL CAP   EQUITY  MAX CAP   FIXED
                    VALUE     VALUE    VALUE   INCOME
                     FUND      FUND    FUND     FUND
                     (000)     (000)   (000)    (000)
                  ---------   ------  ------   ------
  Aggregate
  gross
  unrealized
  appreciation     $ 6,803  $10,747   $ 527    $  40

  Aggregate
  gross
  unrealized
  depreciation      (4,629)  (2,194)   (175)    (545)
                   -------  -------   -----    -----

  Book net
  unrealized
  appreciation/
  (depreciation)     2,174    8,553     352     (505)

  Less: tax basis
  adjustments          (26)    (278)     (2)      --
                   -------  -------   -----    -----
  Tax net unrealized
  appreciation/
  (depreciation)    $2,148  $ 8,275   $ 350    $(505)
                   =======  =======   =====    =====
For Federal income tax purposes the Clover Fixed Income Fund had a capital loss carryforward of $151,519 at September 30, 2000 which may be carried forward and applied against future capital gains. The capital loss carryforward expires in 2008.


7. CONCENTRATION OF CREDIT RISK:

The Clover Fixed Income Fund invests primarily in fixed income securities which are rated in the top four rating categories by either Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or if not rated, determined by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The summary of credit quality rating for securities held by the Fund at September 30, 2000, is as follows:

                    S&P                MOODY'S
              ---------------       --------------
Bonds:        AAA      49.34%       AAA     48.95%
              AA       27.37%       AA      32.40%
              A        11.92%       A       12.26%
              BBB       3.17%       BBB      0.00%
              B         4.00%       B        4.00%
              NR        4.20%       NR       2.39%
                      ------               -------
                      100.00%              100.00%

REPORT OF INDEPENDENT AUDITORS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
TIP FUNDS -- CLOVER SMALL CAP VALUE FUND, CLOVER EQUITY VALUE FUND, CLOVER MAX CAP VALUE FUND, AND CLOVER FIXED INCOME FUND

     We have audited the accompanying statements of net assets of the TIP Funds
- Clover Small Cap Value Fund, Clover Equity Value Fund, Clover Max Cap Value Fund, and Clover Fixed Income Fund as of September 30, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented therein, except for the financial highlights for the years ended October 31, 1995 and October 31, 1996 for Clover Equity Value Fund, Clover Small Cap Value Fund, and Clover Fixed Income Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended October 31, 1995 and October 31, 1996 for Clover Equity Value Fund, Clover Small Cap Value Fund, and Clover Fixed Income Fund were audited by other auditors whose report dated December 6, 1996 expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TIP Funds -- Clover Small Cap Value Fund, Clover Equity Value Fund, Clover Max Cap Value Fund, and Clover Fixed Income Fund at September 30, 2000, the results of their operations, the changes in their net assets for each the periods presented therein and their financial highlights for the periods ended September 30, 1997 through September 30, 2000, in conformity with accounting principles generally accepted in the United States.

                                                 /S/ SIGNATURE ERNST & YOUNG LLP

Philadelphia, Pennsylvania
November 10, 2000
                                       29

                             NOTICE TO SHAREHOLDERS
                                       OF
                                  CLOVER FUNDS
                                   (UNAUDITED)

For shareholders that do not have a September 30, 2000 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2000 taxable year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2000, each portfolio is designating the following items with regard to distributions paid during the year.

                                LONG TERM
                                (20% RATE)         ORDINARY
                               CAPITAL GAIN         INCOME           TAX EXEMPT
        PORTFOLIO              DISTRIBUTIONS     DISTRIBUTIONS        INTEREST
        ---------              -------------     -------------       ----------
Clover Small Cap Value Fund        81.44%             18.56%             0.00%
Clover Equity Value Fund           94.71%              5.29%             0.00%
Clover Max Cap Value Fund           9.35%             90.65%             0.00%
Clover Fixed Income Fund            0.00%            100.00%             0.00%


                                  TOTAL            QUALIFYING
        PORTFOLIO             DISTRIBUTIONS       DIVIDENDS (1)
        ---------             -------------       -------------
Clover Small Cap Value Fund       100.00%             65.73%
Clover Equity Value Fund          100.00%            100.00%
Clover Max Cap Value Fund         100.00%             45.54%
Clover Fixed Income Fund          100.00%              0.00%

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

TRUST
TIP Funds
P.O. Box 219805
Kansas City, MO 64121-9805


INVESTMENT ADVISER
Clover Capital Management, Inc.


DISTRIBUTOR
CCM Securities, Inc.

ADMINISTRATOR
SEI Investments Mutual Funds Services


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT AUDITORS
Ernst & Young LLP

To open an account, receive account information, make inquiries, or request literature simply call 1-800-224-6312

THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE CLOVER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.